JPMorgan Trust I

245 Park Avenue

New York, NY 10167

March 11, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Filing Desk

Re:

JPMorgan Trust I

Ladies and Gentlemen:

On behalf of JPMorgan Trust I, we hereby submit for filing via EDGAR under Rule 488 of the Securities Act of 1933, the Registration statement on Form N-14 with respect to the following proposed reorganizations.

Trust	Acquired Fund		Trust	Acquiring Fund
JPMorgan Trust II	JPMorgan Kentucky Municipal Bond Fund	merges with and into	JPMorgan Trust I	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan Trust II	JPMorgan Louisiana Municipal Bond Fund	merges with and into	JPMorgan Trust I	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan Trust II	JPMorgan West Virginia Municipal Bond Fund	merges with and into	JPMorgan Trust I	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan Trust I	JPMorgan Bond Fund	merges with and into	JPMorgan Trust II	JPMorgan Core Plus Bond Fund
JPMorgan Trust I	JPMorgan Short Term Bond Fund	merges with and into	JPMorgan Trust II	JPMorgan Short Duration Bond Fund
JPMorgan Trust I	JPMorgan Tax Aware Enhanced Income Fund	merges with and into	JPMorgan Trust II	JPMorgan Short Term Municipal Bond Fund
JPMorgan Trust I	JPMorgan Tax Aware Short-Intermediate Income Fund	merges with and into	JPMorgan Trust II	JPMorgan Short Term Municipal Bond Fund

The Registration Statement is proposed to become effective on April 9, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments, please call Pam Woodley at 212-648-2083.

Sincerely,

/s/  Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary